VOYA PARTNERS, INC.

VY® Oppenheimer Global Portfolio

(the “Portfolio”)

Supplement dated June 27, 2019

to the Portfolio’s Adviser Class, Initial Class, Class R6, Service Class, and Service 2 Class

Prospectus (the “Prospectus”)

dated May 1, 2019

Effective May 24, 2019, Invesco Ltd. finalized an acquisition (the “Transaction”) of OppenheimerFunds, Inc. (“Oppenheimer”). Prior to May 24, 2019, Oppenheimer was owned by Massachusetts Mutual Life Insurance Company. The Transaction resulted in a change of control of Oppenheimer and therefore an assignment, as such term is defined for purposes of the Investment Company Act of 1940, as amended (the “1940 Act”), which triggered the automatic termination of the Portfolio’s sub-advisory agreement (“Sub-Advisory Agreement”) previously in place with Oppenheimer. Effective May 24, 2019, Voya Investments, LLC, the Portfolio’s investment adviser, entered into a new Sub-Advisory Agreement with Invesco Advisers, Inc. (“Invesco”), a direct subsidiary of Invesco Ltd., on the same terms, compensation structure and with the same portfolio management teams as were in place under the Portfolio’s previous Sub-Advisory Agreement with Oppenheimer.

Shareholders of record as of the close of business on May 24, 2019, will receive a notice that explains how to access an “Information Statement,” which includes more information about the Transaction and the new Sub-Advisory Agreement.

Effective June 27, 2019, the Portfolio’s Prospectus is revised as follows:

1.	All references to “VY® Oppenheimer Global Portfolio” are deleted and replaced with “VY® Invesco Oppenheimer Global Portfolio.”
2.	All references to “OppenheimerFunds, Inc.” and “Oppenheimer,” as the Portfolio’s sub-adviser, are deleted and replaced with “Invesco Advisers, Inc.” and “Invesco,” respectively.
3.	The sub-section heading entitled “VY® Invesco Comstock Portfolio and VY® Invesco Equity and Income Portfolio” of the section entitled “Management of the Portfolios – The Sub-Advisers and Portfolio Managers” of the Portfolio’s Prospectus is deleted and replaced with the following:
VY® Invesco Comstock Portfolio, VY® Invesco Equity and Income Portfolio, and VY® Invesco Oppenheimer Global Portfolio
4.

The following paragraphs are included in the sub-section entitled “VY® Invesco Comstock Portfolio, VY® Invesco Equity and Income Portfolio, and VY® Invesco Oppenheimer Global Portfolio” of the section entitled “Management of the Portfolios – The Sub-Advisers and Portfolio Managers” of the Portfolio’s Prospectus:

VY® Invesco Oppenheimer Global Portfolio

The following individual is responsible for the day-to-day management of the Portfolio.

John Delano, CFA, Portfolio Manager, joined Invesco and/or its affiliates in 2019. Prior to 2019, Mr. Delano was a Vice President and Director of Equity Research, Global Team and Portfolio Manager of OppenheimerFunds, Inc., a global asset management firm. Mr. Delano has been associated with Oppenheimer since 2007.

5.

The sub-section entitled “VY® Oppenheimer Global Portfolio” of the section entitled “Management of the Portfolios – The Sub-Advisers and Portfolio Managers” of the Portfolio’s Prospectus is hereby deleted.

PLEASE RETAIN SUPPLEMENT FOR FUTURE REFERENCE

VOYA PARTNERS, INC.

VY® Oppenheimer Global Portfolio

(the “Portfolio”)

Supplement dated June 27, 2019

to the Portfolio’s Adviser Class, Initial Class, Class R6, Service Class, and Service 2 Class

Statement of Additional Information (the “SAI”)

dated May 1, 2019

Effective May 24, 2019, Invesco Ltd. finalized an acquisition (the “Transaction”) of OppenheimerFunds, Inc. (“Oppenheimer”). Prior to May 24, 2019, Oppenheimer was owned by Massachusetts Mutual Life Insurance Company. The Transaction resulted in a change of control of Oppenheimer and therefore an assignment, as such term is defined for purposes of the Investment Company Act of 1940, as amended (the “1940 Act”), which triggered the automatic termination of the Portfolio’s sub-advisory agreement (“Sub-Advisory Agreement”) previously in place with Oppenheimer. Effective May 24, 2019, Voya Investments, LLC, the Portfolio’s investment adviser, entered into a new Sub-Advisory Agreement with Invesco Advisers, Inc. (“Invesco”), a direct subsidiary of Invesco Ltd., on the same terms, compensation structure and with the same portfolio management teams as were in place under the Portfolio’s previous Sub-Advisory Agreement with Oppenheimer.

Shareholders of record as of the close of business on May 24, 2019, will receive a notice that explains how to access an “Information Statement,” which includes more information about the Transaction and the new Sub-Advisory Agreement.

Effective June 27, 2019, the Portfolio’s SAI is revised as follows:

1.	All references to “VY® Oppenheimer Global Portfolio” are deleted and replaced with “VY® Invesco Oppenheimer Global Portfolio.”

2.	All references to “OppenheimerFunds, Inc.” and “Oppenheimer,” as the Portfolio’s sub-adviser, are deleted and replaced with “Invesco Advisers, Inc.” and “Invesco,” respectively.

3.	The line item with respect to the Portfolio in the sub-section entitled “History of the Company – Portfolio Names Changes During the Past Ten Years” of the Portfolio’s SAI is deleted and replaced with the following:

Portfolio	Former Name	Date of Change
VY® Invesco Oppenheimer Global Portfolio	VY® Oppenheimer Global Portfolio	May 24, 2019
	ING Oppenheimer Global Portfolio	May 1, 2014

4.	The sub-section heading entitled “VY® Invesco Comstock Portfolio and VY® Invesco Equity and Income Portfolio” of the section entitled “Sub-Advisers – Portfolio Management” of the Portfolio’s SAI is deleted and replaced with the following:

VY® Invesco Comstock Portfolio, VY® Invesco Equity and Income Portfolio, and VY® Invesco Oppenheimer Global Portfolio

5.	The tables in the sub-sections entitled “Other Accounts Managed” and “Ownership of Securities” under the sub-section entitled “Sub-Advisers – Portfolio Management - VY® Invesco Comstock Portfolio, VY® Invesco Equity and Income Portfolio, and VY® Invesco Oppenheimer Global Portfolio” of the Portfolio’s SAI are revised to include the following:

Other Accounts Managed

	Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts
Portfolio Manager	Number of Accounts	Total Assets	Number of Accounts	Total Assets	Number of Accounts	Total Assets
John Delano, CFA	9	$17,340,000,000	2	$229,390,000	1[2]	$94,580,000
2	This account does not include personal accounts of the portfolio manager and his family, which are subject to a Code of Ethics.

Ownership of Securities

VY® Invesco Oppenheimer Global Portfolio

Portfolio Manager	Dollar Range of Fund Shares Owned
John Delano, CFA	None

6.	The sub-section entitled “VY® Oppenheimer Global Portfolio” of the section entitled “Sub-Advisers – Portfolio Management” of the Portfolio’s SAI is deleted.

PLEASE RETAIN SUPPLEMENT FOR FUTURE REFERENCE